Assets and liabilities held for sale and discontinued operations	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued
operations
Assets held for sale
On January 7, 2026, CMB.TECH signed a Memorandum of Agreement for the sale of six VLCCs: Hirado
(2011 – 302,550 dwt), Hojo (2013 – 302,965 dwt), Antigone (2015 – 299,421 dwt), Daishan (2007 – 306,005
dwt), Dia (2015 – 299,999 dwt) and Aegean (2016 – 299,999 dwt). The vessels were accounted for as non-
current assets held for sale as at December 31, 2025. All six vessels were delivered to their respective buyers during the first quarter of 2026, generating a combined net gain of $259.3 million recognized upon delivery. Accordingly, the vessels are no longer classified as assets held for sale as at June 30, 2026.
The Capesize vessels Belgravia (2009 - 169,390 dwt) and Golden Magnum (2009 - 179,790 dwt), which were classified as held for sale at December 31, 2025, were delivered to their new owners and a net gain of
$3.6 million and $4.4 million respectively was recognized in January 2026. Accordingly, these vessels are no longer classified as assets held for sale as at June 30, 2026.
On March 26, 2026, the Company sold the Suezmax Sienna (2007 – 150,205 dwt) following the signing of a
Memorandum of Agreement. The vessel was accounted for as a non-current asset held for sale as at
December 31, 2025 and was delivered to its new owner on June 2, 2026. A net gain of $29.2 million was recognized upon delivery in the second quarter. Accordingly, the vessel is no longer classified as an asset held for sale as at June 30, 2026.
The Suezmax vessels Brugge (2023 – 156,851 dwt) and Brest (2023 – 156,851 dwt) were sold following the signing of Memoranda of Agreement on June 12, 2026, for a combined net sales price of $224.0 million.
Both vessels are accounted for as assets held for sale as at June 30, 2026 and have a combined carrying value of $123.8 million. The net gain on the vessels amounts to $100.2 million and will be recognized upon delivery to their new owners, expected during the third quarter of 2026.
As at June 30, 2026, the VLCC Donoussa (2016 – 299,999 dwt) was subject to an active and advanced sale process. Management assessed that the criteria for classification as held for sale under IFRS 5, including that a sale was highly probable within twelve months, were met as at June 30, 2026. The vessel is accounted for as an asset held for sale as at June 30, 2026 and had a carrying value of $49.4 million. A
Memorandum of Agreement formalizing these terms was subsequently signed on July 15, 2026, confirming management's assessment as at the reporting date. A net gain of $74.3 million will be recognized upon delivery to its new owner, expected during the fourth quarter of 2026.
Suezmax Stella (2011 – 165,000 dwt) and Capesize vessel Golden Myrtalia (2011 - 177,979 dwt) have been classified as an asset held for sale since December 31, 2025, and this status remains unchanged as at June
30, 2026. Management continues to actively market the vessels at a price considered reasonable given current market conditions and remains committed to its disposal within the timeframe required under
IFRS 5. Accordingly, Stella and Golden Myrtalia continue to be classified as an asset held for sale as at June
30, 2026.
Discontinued operations
As of June 30, 2026 and as of December 31, 2025 the Group had no operations that met the criteria of discontinued operations.